Deposit On License Impairment (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Deposit on license	$ 142,455	$ 0
Impairment of deposit on license	79,975	$ 0
License and permits	62,480
License With Affordable Green LLC [Member]
Deposit on license	142,455
Impairment of deposit on license	79,975
License and permits	$ 62,480
Deposit on license terms	All funds used for the deposit on license were received by way of short term loans that bear a 5% annual interest rate.